11. WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of warrant activity

	Amount	Range of Exercise Price	Weighted Average Exercise Price
Warrants outstanding at March 31, 2014	1,414,190	$2.10 - $12.50	$6.50
Exercised	(587,084)	$2.10 – $11.00	$4.50
Issued	806,478	$2.10 - $15.00	$8.50
Cancelled/Expired	(197,692)	$2.10 - $11.00	$7.00
Warrants outstanding at December 31, 2014	1,435,892	$2.10 - $15.00	$7.00
Warrants exercisable at December 31, 2014	1,435,892	$2.10 - $15.00	$7.00

A summary of the aggregate warrant activity for the years ended March 31, 2014 and 2013 is presented below:

	Year Ended March 31,
	2014		2013
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	1,512,946	$5.50	1,196,157	$7.00
Granted	290,610	$9.00	334,209	$5.50
Exercised	(254,324)	$4.00	–	$–
Cancelled/Forfeited	(135,042)	$5.50	(17,420)	$12.50
Outstanding, end of year	1,414,190	$5.00	1,512,946	$5.50
Exercisable, end of year	1,414,190	$5.00	1,512,946	$5.50
Weighted average estimated fair value of warrants granted		$4.50		$3.50

Weighted average assumptions used to estimate the fair value, with respect to warrants utilizing the Binomial Lattice option pricing model
Risk free interest rate	0.79% - 2.29%
Average expected life	5 years – 7 years
Expected volatility	87.8% - 107.4%
Expected dividends	None

The following outlines the significant weighted average assumptions used to estimate the fair value of warrants granted utilizing the Binomial Lattice option pricing model:

Year Ended March 31,
	2014	2013
Risk free interest rate	1.3%-2.04%	0.86%-1.56%
Average expected life	5 to 7 years	5 to 7 years
Expected volatility	91.2% - 98.5%	90.3% - 94.3%
Expected dividends	None	None

Warrants outstanding and exerceisable

The detail of the warrants outstanding and exercisable as of March 31, 2014 is as follows:

	Warrants Outstanding			Warrants Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Life (Years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$5.00 or Below	741,896	2.42	$2.50	741,896	$2.50
$5.50 - $9.50	437,520	4.74	$6.50	437,520	$6.50
$10.00 - $12.50	234,774	5.05	$10.50	234,774	$10.50
	1,414,190			1,414,190